SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2019
Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

13. SUPPLEMENTAL CASH FLOW INFORMATION

a. Non-cash working capital items

For the year ended December 31,	2019	2018
	$	$
Change in other assets	(3,298)	6,069
Change in accrued interest	5,161	12,109
Change in accounts payable and accrued liabilities related to operations	(3,599)	101,978

CHANGE IN NON-CASH WORKING CAPITAL ITEMS	(1,736)	120,156

b. Non-cash investing activities

The Company issued 3 million common shares with a fair value of $2,760,000 with respect to its acquisition of the Canadian Creek property.